PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment 1	$ 665,000
Property, Plant And Equipment 2	1,526,000
Property, Plant And Equipment 3	1,096,000
Property, Plant And Equipment 4	1,551,000
Property, Plant And Equipment 5	2,275,475
Property, Plant And Equipment 6	1,500,000
Property, Plant And Equipment 7	2,030,000
Property, Plant And Equipment 8	632,210
Property, Plant And Equipment 9	924,000
Property, Plant And Equipment 10	133,000
Property, Plant And Equipment 11	7,800,000
Property, Plant And Equipment 12	1,600,000
Property, Plant And Equipment 13	6,200,000
Property, Plant And Equipment 14	259,000
Property, Plant And Equipment 15	6,228,133
Property, Plant And Equipment 16	$ 6,186,132